Debt	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Debt [Abstract]
Debt

11. Debt

The following table summarizes our long-term debt balances for the periods indicated:

	October 31, 2015			April 30, 2015
	Principal	Net	Contractual	Principal	Net	Contractual
(in millions)	Amount	Amount (1)	Rate	Amount	Amount (1)	Rate
First lien Term B-3 due June 3, 2020	$464.3	$460.2	3.750%	$466.7	$462.2	3.750%
First lien Term B-5 due June 3, 2020	2,460.3	2,377.6	3.750%	2,473.0	2,382.0	3.750%
First lien Euro Term B due June 3, 2020	372.7	367.9	4.000%	382.3	377.0	4.000%
6.5% senior notes due May 15, 2022	1,630.0	1,619.0	6.500%	1,630.0	1,618.4	6.500%
5.75% senior notes due May 15, 2022	385.2	379.8	5.750%	393.0	387.2	5.750%
5.75% senior secured notes due August 15, 2020	500.0	479.3	5.750%	-	-	-
Deferred financing fees, debt discounts
and premiums, net	(128.7)	-		(118.2)	-
Total long-term debt	5,683.8	5,683.8		5,226.8	5,226.8
Less: current portion	(0.1)	(0.1)		(0.1)	(0.1)
Total long-term debt - non-current	$5,683.7	$5,683.7		$5,226.7	$5,226.7

(1) Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.

In fiscal 2015 we early adopted the FASB guidance related to simplifying the presentation of debt issuance costs and changed the presentation of our deferred financing fees related to our term loans and senior notes from an asset to a direct deduction from the carrying amount of our long-term debt, consistent with the presentation of debt discounts and premiums.  The unamortized balance of our deferred financing fees is included above in deferred financing fees, debt discounts and premiums, net, for the periods indicated.

The weighted average contractual interest rate at October 31, 2015 and April 30, 2015 was 4.80% and 4.80%, respectively.  The effective interest rate of each of our debt obligations is not materially different from the contractual interest rate.

The following table summarizes our future repayment obligations related to the principal debt balances for all of our borrowings as of October 31, 2015:

(in millions)
Fiscal 2016 (remaining 6 months)	$-
Fiscal 2017	2.0
Fiscal 2018	26.7
Fiscal 2019	34.2
Fiscal 2020	34.2
Fiscal 2021	3,700.2
Thereafter	2,015.2
Total	$5,812.5

Credit Facilities

On April 5, 2012, we entered into a secured credit agreement with Infor (US), Inc. as borrower and a syndicate of certain banks and other financial institutions as lenders which consists of a secured revolving credit facility and a secured term loan facility (the Credit Agreement), which was subsequently amended.  See Note 12, Debt, in notes to the consolidated financial statements for the fiscal year ended April 30, 2015, included in our Form 10-K/T, for a description of each amendment.

The credit facilities are guaranteed by Infor, Inc. and certain of our wholly owned domestic subsidiaries, and are secured by liens on substantially all of the borrower’s assets and the assets of the guarantors. Under the Credit Agreement, we are subject to a financial maintenance covenant that is applicable only for the revolving credit facility and then only for those fiscal quarters in which we have significant borrowings under the revolving credit facility outstanding as of the last day of such fiscal quarter. This covenant would require us to maintain a total leverage ratio not to exceed certain levels as of the last day of any such fiscal quarter. We are subject to certain other customary affirmative and negative covenants as well.

Revolver

The secured revolving credit facility (the Revolver) has a maximum availability of $150.0 million. We have made no draws against the Revolver and no amounts are currently outstanding. However, $10.3 million of letters of credit have reduced the amount available under the Revolver to $139.7 million. Pursuant to the Credit Agreement, there is an undrawn line fee of 0.50% and the Revolver matures on March 31, 2017. Amounts under the Revolver may be borrowed to finance working capital needs and for general corporate purposes.  While we have made no draws against the Revolver, interest on any future Revolver borrowings will be based on a fluctuating rate of interest determined by reference to either, at our option, an Adjusted LIBOR rate, plus a margin of 2.75% per annum, or an alternate base rate, plus a margin of 1.75% per annum.

Term Loans

On January 2, 2014, we entered into a $2,550.0 million term loan (the Tranche B-5 Term Loan).  Interest on the Tranche B-5 Term Loan is based on a fluctuating rate of interest determined by reference to either, at our option, an Adjusted LIBOR rate, plus a margin of 2.75% per annum, with a LIBOR floor of 1.0%, or an alternate base rate, plus a margin of 1.75% per annum, with a minimum alternative base rate floor of 2.0%. The Tranche B-5 Term Loan matures on June 3, 2020.

On June 3, 2013, we entered into a $483.0 million term loan (the Tranche B-3 Term Loan).  Interest on the Tranche B-3 Term Loan is based on a fluctuating rate of interest determined by reference to either, at our option, an Adjusted LIBOR rate, plus a margin of 2.75% per annum, with an Adjusted LIBOR floor of 1.0%, or an alternate base rate, plus a margin of 1.75% per annum, with a minimum alternative base rate floor of 2.0%. The Tranche B-3 Term Loan matures on June 3, 2020.

On June 3, 2013, we entered into a €350.0 million term loan (the Euro Tranche B Term Loan).  Interest on the Euro Tranche B Term Loan is based on a fluctuating rate of interest determined by reference to an Adjusted LIBOR rate, plus a margin of 3.0% per annum, with an Adjusted LIBOR floor of 1.0%. The Euro Tranche B Term Loan matures on June 3, 2020.

Interest on the term loans borrowed under the secured term loan facility (the Term Loans) is payable quarterly, in arrears. Quarterly principal payment amounts are set for each of the Term Loans with balloon payments at the applicable maturity dates. The Term Loans are subject to mandatory prepayments in certain situations.

Senior Notes

Our 6.500% and 5.750% Senior Notes (the Senior Notes) bear interest at the applicable rates per annum, which is payable semi-annually in cash in arrears, on May 15 and November 15 each year.  The Senior Notes mature on May 15, 2022. The Senior Notes are general unsecured obligations of Infor (US), Inc. and are guaranteed by Infor, Inc. and certain of our wholly owned domestic subsidiaries. Under the indenture governing the Senior Notes, we are subject to certain customary affirmative and negative covenants.

In connection with the issuance of the Senior Notes, we entered into registration rights agreements with the initial purchasers of the Senior Notes.  Under the registration rights agreements, we agreed to file with the SEC a registration statement with respect to an offer to exchange the Senior Notes for a new issue of substantially identical notes no later than 365 days after the date of the original issuance of the notes on April 1, 2015.

First Lien Senior Secured Notes

On August 25, 2015, in connection with the GT Nexus Acquisition, we issued $500.0 million in aggregate principal amount of 5.750% first lien senior secured notes (the Senior Secured Notes) at an issue price of 99.000% plus accrued interest, if any, from August 25, 2015. The Senior Secured Notes mature on August 15, 2020, and bear interest at the applicable rate per annum that is payable semi-annually in cash in arrears, on February 15 and August 15 each year, beginning on February 15, 2016.  The Senior Secured Notes were redeemable by Infor on or prior to November 25, 2015, at a redemption price equal to 100% of the principal amount of the notes plus accrued and unpaid interest, if any, to such redemption date.

The Senior Secured Notes are first lien senior secured obligations of Infor (US), Inc. and are fully and unconditionally guaranteed on a senior secured basis by Infor, Inc., and certain of our existing and future wholly owned domestic subsidiaries. Under the indenture governing the Senior Secured Notes, we are subject to certain customary affirmative and negative covenants.

Net proceeds from the issuance of our Senior Secured Notes, after expenses, of approximately $478.5 million were used to fund the GT Nexus Acquisition, including related transaction fees and expenses.

Deferred Financing Fees, Debt Discounts and Premiums

As of October 31, 2015 and April 30, 2015, deferred financing fees, net of amortization, related to our Term Loans, Senior Notes, and Secured Senior Notes of $110.0 million and $102.4 million, respectively, were reflected on our Condensed Consolidated Balance Sheets as a direct reduction in the carrying amount of our long-term debt.  For the three months ended October 31, 2015 and 2014, we amortized $5.0 million and $5.2 million, respectively, in deferred financing fees which are included in interest expense, net in our Condensed Consolidated Statements of Operations.  For the first six months of fiscal 2016 and 2015, we amortized $9.5 million and $10.3 million, respectively, in deferred financing fees.

In addition, we have recorded debt discounts, net of premiums and accumulated amortization, of $18.7 million and $15.8 million as of October 31, 2015 and April 30, 2015, respectively, as a direct reduction of the carrying amount of our long-term debt.

Affiliate Company Borrowings

In addition to the debt held by Infor and its subsidiaries discussed above, certain affiliates of the Company have other borrowings which are not reflected in our Condensed Consolidated Financial Statements for any of the periods presented.  These affiliate company borrowings are described below.

Holding Company PIK Notes

On April 8, 2014, Infor Software Parent, LLC (HoldCo), an indirect holding company of Infor, Inc., and its direct subsidiary Infor Software Parent, Inc., issued $750.0 million in aggregate principal amount of 7.125%/7.875% Senior Contingent Cash Pay Notes (the HoldCo Notes) with net proceeds, after expenses, of approximately $737.8 million. The HoldCo Notes mature on May 1, 2021, and bear interest at the applicable rates per annum that is payable semi-annually in arrears, on May 1 and November 1 each year.

Interest is payable entirely in cash, unless certain conditions are satisfied, in which case interest on the HoldCo Notes may be paid by increasing the principal amount of the HoldCo Notes or by issuing new notes (PIK interest), or through a combination of cash and PIK interest. Interest on the notes, if paid in cash, will accrue at a rate of 7.125% per annum.  PIK interest on the notes will accrue at a rate of 7.875% per annum. As of October 31, 2015 and April 30, 2015, the total balance outstanding related to the HoldCo Notes was $750.0 million. We may from time-to-time service interest payments related to the HoldCo Notes. Any payment of interest that we may pay will be funded primarily through dividend distributions from Infor to HoldCo.  See Note 17, Related Party Transactions – Dividends Paid to Affiliates.

The HoldCo Notes are HoldCo’s general unsecured senior obligations and are guaranteed only by HoldCo’s direct subsidiary, Infor Lux Bond Company (Lux Bond Co), and are not guaranteed by any of HoldCo’s other subsidiaries including Infor. The HoldCo Notes rank equally in right of payment with any future unsecured indebtedness of HoldCo, will be effectively subordinated to any future secured indebtedness of HoldCo to the extent of the value of the collateral securing such indebtedness, and will be structurally subordinated to all of the existing and future indebtedness and other liabilities of HoldCo’s subsidiaries, including Infor’s borrowings under its senior secured credit facilities and the Senior Notes.

 12.    Debt

The following table summarizes our long-term debt balances for the periods indicated:

	April 30, 2015			May 31, 2014
	Principal	Net	Contractual	Principal	Net	Contractual
(in millions)	Amount	Amount (1)	Rate	Amount	Amount (1)	Rate
First lien Term B-3 due June 3, 2020	$466.7	$462.2	3.750%	$477.4	$472.2	3.750%
First lien Term B-5 due June 3, 2020	2,473.0	2,382.0	3.750%	2,543.6	2,437.6	3.750%
First lien Euro Term B due June 3, 2020	382.3	377.0	4.000%	472.0	465.9	4.000%
6.5% senior notes due May 15, 2022	1,630.0	1,618.4	6.500%	-	-	-
5.75% senior notes due May 15, 2022	393.0	387.2	5.750%	-	-	-
9.375% senior notes due April 1, 2019	-	-	-	1,015.0	997.3	9.375%
10.0% senior notes due April 1, 2019	-	-	-	340.7	334.6	10.000%
11.5% senior notes due July 15, 2018	-	-	-	560.0	542.5	11.500%
Deferred financing fees, debt discounts
and premiums, net	(118.2)	-		(158.6)	-
Total long-term debt	5,226.8	5,226.8		5,250.1	5,250.1
Less: current portion	(0.1)	(0.1)		(31.7)	(31.7)
Total long-term debt - non-current	$5,226.7	$5,226.7		$5,218.4	$5,218.4

(1) Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.

In fiscal 2015 we changed the presentation of our deferred financing fees related to our term loans and senior notes from an asset to a direct deduction from the carrying amount of our long-term debt, consistent with the presentation of debt discounts and premiums.  The unamortized balance of our deferred financing fees is included above in deferred financing fees, debt discounts and premiums, net, for the periods indicated.

Weighted average contractual interest rate at April 30, 2015 and May 31, 2014, was 4.8% and 6.0%, respectively. The effective interest rate of each of our debt obligations is not materially different from the contractual interest rate.

The following table summarizes our future repayment obligations on the principal debt balances for all of our borrowings as of April 30, 2015:

(in millions)
Fiscal 2016	$0.1
Fiscal 2017	11.6
Fiscal 2018	34.3
Fiscal 2019	34.3
Fiscal 2020	34.3
Thereafter	5,230.4
Total	$5,345.0

Credit Facilities

On April 5, 2012, we entered into a secured credit agreement with certain banks which consists of a secured term loan facility and a secured revolving credit facility (the Credit Agreement), which was subsequently amended pursuant to several refinancing amendments described below.

Under the term loan facility, we borrowed initial term loans having aggregate principal amounts of $2,770.0 million (the Tranche B Term Loan),  $400.0 million (the Tranche B-1 Term Loan) and €250.0 million (the Euro Term Loan) on April 5, 2012, each of which has been refinanced with additional term loans as described below.  Interest on the term loans borrowed under the secured term loan facility is payable quarterly, in arrears. Quarterly principal payment amounts are set for each of the term loans with balloon payments at the applicable maturity dates. The term loans are subject to mandatory prepayments in the case of certain situations.

The secured revolving credit facility (the Revolver) has a maximum availability of $150.0 million. As of April 30, 2015, we have made no draws against the Revolver and no amounts are currently outstanding. However, as of April 30, 2015, $7.5 million of outstanding (undrawn) letters of credit have reduced the amount available under the Revolver to $142.5 million. Pursuant to the Credit Agreement there is an undrawn line fee of 0.50% per annum (subject to a step-down to 0.375% if our total leverage ratio is below a certain threshold) and the Revolver matures on April 5, 2017. Amounts under the Revolver may be borrowed (and reborrowed) to finance working capital needs and for general corporate purposes.

At our election, the annual interest rate applicable to the term loans and revolver borrowings under the Credit Agreement are based on a fluctuating rate of interest determined by reference to either (a) Adjusted LIBOR (as defined below) plus an applicable margin or (b) Adjusted Base Rate (ABR—as defined below) plus an applicable margin. For purposes of the Credit Agreement, as of April 30, 2015:

•Adjusted LIBOR is defined as the London interbank offered rate for the applicable currency, adjusted for statutory reserve requirements; provided, the Adjusted LIBOR for the Tranche B-3 Term Loan, Tranche B-5 Term Loan and the Euro Tranche B Term Loan will at no time be less 1.00% per annum.

•ABR is defined as the highest of (i) the administrative agent’s prime rate, (ii) the federal funds effective rate plus 1/2 of 1.0% and (iii) one-month Adjusted LIBOR plus 1.0% per annum, provided that ABR for the Tranche B-3 and B-5 Term Loans will at no time be less than 2.00% per annum.

The credit facilities are guaranteed by Infor, Inc. and certain of our wholly owned domestic subsidiaries, and are secured by liens on substantially all of our assets and the assets of the guarantors. Prior to the Second Amendment described below, under the Credit Agreement we were required to maintain a total leverage ratio not to exceed certain levels as of the last day of each fiscal quarter.  However, pursuant to the Second Amendment, this financial maintenance covenant is applicable only for the Revolver and then only for those fiscal quarters in which we have significant borrowings under the Revolver as of the last day of such fiscal quarter.

Refinancing Amendments

On April 22, 2014, we entered into the Sixth Amendment to the Credit Agreement (as amended) to reflect the change in our fiscal year end from May 31 to April 30 effective June 1, 2014. No other changes were made to the terms of Credit Agreement or the related credit facilities.

On January 31, 2014, we entered into the Fifth Amendment to the Credit Agreement (as amended).  The Fifth Amendment provides for the reduction of the interest rate margins applicable to borrowings made under our Revolver.  While we have made no draws against the Revolver, interest on any future Revolver borrowings will be based on a fluctuating rate of interest determined by reference to either, at our option, an Adjusted LIBOR rate, plus a margin of 2.75% per annum, or an alternate base rate, plus a margin of 1.75% per annum.  No other changes were made to the terms of the Revolver.

On January 2, 2014, we entered into the Fourth Amendment to the Credit Agreement (as amended). The Fourth Amendment provided for the refinancing of all of the then outstanding balance of our Tranche B-2 Term Loan with the proceeds of a new $2,550.0 million term loan (the Tranche B-5 Term Loan). Interest on the Tranche B-5 Term Loan is based on a fluctuating rate of interest determined by reference to either, at our option, an Adjusted LIBOR rate, plus a margin of 2.75% per annum, with a LIBOR floor of 1.0%, or an alternate base rate, plus a margin of 1.75% per annum, with a minimum alternative base rate floor of 2.0%. This was a reduction in our effective rate related to the new term loan as compared to the Tranche B-2 Term Loan which was based on an Adjusted LIBOR rate plus a margin of 4.0% per annum, with an Adjusted LIBOR floor of 1.25% per annum. The Tranche B-5 Term Loan matures on June 3, 2020, which is an extension of approximately 26 months compared to the original Tranche B-2 Term Loan maturity date.  Pursuant to the terms of the Credit Agreement, the Tranche B-5 Term Loan is guaranteed by Infor and certain of our domestic subsidiaries, and is secured by liens on substantially all of our assets and the assets of the guarantors.

Proceeds from the Tranche B-5 Term Loan were used to refinance the outstanding principal of our Tranche B-2 Term Loan, together with accrued and unpaid interest and applicable fees.

On October 9, 2013, we entered into the Third Amendment to the Credit Agreement (as amended) to reflect a technical change clarifying certain defined terms added pursuant to the Second Amendment.

On June 3, 2013, we entered into the Second Amendment to the Credit Agreement (as amended). The Second Amendment provided for the refinancing of the then outstanding principal balance of our Tranche B-1 Term Loan and our Euro Term Loan with the proceeds of a new $483.0 million term loan (the Tranche B-3 Term Loan) and a new €350.0 million term loan (the Euro Tranche B Term Loan).  Interest on the Tranche B-3 Term Loan is based on a fluctuating rate of interest determined by reference to either, at our option, an Adjusted LIBOR rate, plus a margin of 2.75% per annum, with an Adjusted LIBOR floor of 1.0%, or an alternate base rate, plus a margin of 1.75% per annum, with a minimum alternative base rate floor of 2.0%. The Tranche B-3 Term Loan matures on June 3, 2020, which is an extension of approximately three and a half years compared to the original Tranche B-1 Term Loan maturity date. Interest on the Euro Tranche B Term Loan is based on a fluctuating rate of interest determined by reference to an Adjusted LIBOR rate, plus a margin of 3.0% per annum, with an Adjusted LIBOR floor of 1.0%. The Euro Tranche B Term Loan matures on June 3, 2020, which is an extension of approximately 24 months compared to the original Euro Term Loan maturity date. Pursuant to the terms of the Credit Agreement, the Tranche B-3 Term Loan and Euro Tranche B Term Loan are guaranteed by the same guarantors, and are secured by liens on substantially all of the borrower’s assets and the assets the guarantors. The Second Amendment also amended the Credit Agreement to, among other things, limit the applicability of the financial maintenance covenant (maximum total leverage ratio) to the Revolver and then only for those fiscal quarters in which we have significant borrowings under our Revolver outstanding as of the last day of such fiscal quarter.

Proceeds from the Tranche B-3 Term Loan and Euro Tranche B Term Loan were used to refinance the outstanding principal balance of our Tranche B-1 Term Loan and our Euro Term Loan, together with accrued and unpaid interest and applicable fees. In addition, $250.0 million of the proceeds were used to repay a portion of the outstanding balance of our Tranche B-2 Term Loan.

On September 27, 2012, we entered into the First Amendment to the Credit Agreement. The First Amendment provided for the refinancing of the then outstanding principal balance of our Tranche B Term Loan of $2,763.0 million with the proceeds of a new $2,793.1 million Tranche B-2 Term Loan. Interest on the Tranche B-2 Term Loan was based on a fluctuating rate of interest determined by reference to, at our option, an Adjusted LIBOR rate, plus a margin of 4.0% per annum, with an Adjusted LIBOR floor of 1.25% per annum, or ABR, plus a margin of 3.0% per annum, with an ABR floor of 2.25% per annum. This was a reduction in our effective rate related to this term loan as compared to the Tranche B Term Loan which was based on an Adjusted LIBOR rate, plus a margin of 5.0% per annum.  The Tranche B-2 Term Loan was to mature on April 5, 2018, which was the same as the original Tranche B Term Loan maturity date. Pursuant to the terms of the Credit Agreement, the Tranche B-2 Term Loan was guaranteed by the same guarantors, and was secured by liens on substantially all of our assets and the assets of the guarantors.

Proceeds from the Tranche B-2 Term Loan were used to refinance the outstanding principal of our Tranche B Term Loan, together with accrued and unpaid interest and applicable fees, including a prepayment premium of 1.0% of the principal amount thereof, in accordance with the terms of the Credit Agreement.

Senior Notes

Infor 6.5% and 5.75% Senior Notes

On April 1, 2015, we issued approximately $1,030.0 million in aggregate principal amount of our 6.5% Senior Notes and €350.0 million in aggregate principal amount of our 5.75% Senior Notes at an issue price of 100%.  On April 23, 2015, we issued an additional $600.0 million in aggregate principal amount of our 6.5% Senior Notes at an issue price of 102.25% plus accrued interest from April 1, 2015.  The 6.5% and 5.75% Senior Notes mature on May 15, 2022, and bear interest at the applicable rates per annum that is payable semi-annually in cash in arrears, on May 15 and November 15 each year, beginning on November 15, 2015.

In connection with the issuance of the 6.5% and 5.75% Senior Notes, we entered into a registration rights agreements with the initial purchasers of the notes.  Under the registration rights agreements we agreed to file with the SEC a registration statement with respect to an offer to exchange the 6.5% and 5.75% Senior Notes for a new issue of substantially identical notes no later than 365 days after the date of the original issuance of the notes.

Proceeds from the issuance of the 6.5% and 5.75% Senior Notes were used to repay the outstanding balances of our 9 3/8%, 10.0% and 11.5% Senior Notes, discussed below, including applicable redemption premiums thereon, accrued and unpaid interest, and to pay related transaction fees and expenses.

The 6.5% and 5.75% Senior Notes are general unsecured obligations of Infor (US), Inc. and are guaranteed by Infor, Inc. and certain of our wholly owned domestic subsidiaries. Under the indentures governing the senior notes, we are subject to certain customary affirmative and negative covenants.

Infor 9 3/8% and 10.0% Senior Notes

On April 5, 2012, we issued approximately $1,015.0 million in aggregate principal amount of our 9 3/8% Senior Notes and €250.0 million aggregate principal amount of our 10.0% Senior Notes. The 9 3/8% and 10.0% Senior Notes were to mature on April 1, 2019, and bore interest at the applicable rates per annum payable semi-annually in cash in arrears, on April 1 and October 1 each year, beginning on October 1, 2012. The outstanding balances of our 9 3/8% and 10.0% Senior Notes, including applicable call premiums of $71.4 million and $20.1 million, respectively, were repaid on April 1, 2015, with the proceeds from the issuance of our 6.5% and 5.75% Senior Notes.

Infor 11.5% Senior Notes

On July 5, 2011, we issued approximately $560.0 million in aggregate principal amount of our 11.5% Senior Notes. The 11.5% Senior Notes were to mature on July 15, 2018 and bore interest at a rate of 11.5% per annum payable semi-annually in arrears, on January 15 and July 15, beginning January 15, 2012. The outstanding balance of our 11.5% Senior Notes, including applicable call premium of $43.2 million, was repaid on April 23, 2015, with the proceeds from the issuance of our additional 6.5% Senior Notes.

 On August 23, 2012, we filed a Registration Statement on Form S-4 with the SEC which included an exchange offer related to our 9.375%, 10.0% and 11.5% Senior Notes (Exchange Offer).  The terms of the exchange notes were substantially identical to those of the original senior notes, except the transfer restrictions, registration rights and certain additional interest provisions relating to the senior notes no longer applied.  Under the Exchange Offer all of the original notes were exchanged for applicable exchange notes.

The 9.375%, 10.0% and 11.5%  Senior Notes were general unsecured obligations of Infor (US), Inc. and were guaranteed by Infor, Inc. and certain of our wholly owned domestic subsidiaries. Under the indentures governing the senior notes, we were subject to certain customary affirmative and negative covenants.

Deferred Financing Fees

As of April 30, 2015 and May 31, 2014, deferred financing fees, net of amortization, related to our term loans and senior notes of $102.4 million and $121.2 million, respectively, were reflected on our Consolidated Balance Sheets as a direct reduction in the carrying amount of our long-term debt.  For fiscal 2015, 2014 and 2013, we amortized $19.0 million, $23.5 million and $23.5 million, respectively, in deferred financing fees which are included in interest expense, net in our Consolidated Statements of Operations.

In fiscal 2015, we capitalized as deferred financing fees $31.0 million in fees paid in conjunction with the issuance of our 6.5% and 5.75% Senior Notes which are being amortized over the life of the Senior Notes under the effective interest method.  In addition, the repayment of our 9.375%, 10.0% and 11.5% Senior Notes in April 2015 was determined to be an extinguishment of the original debt obligations and as a result we expensed $34.8 million in unamortized deferred financing fees and debt discounts related to the repayment of our 9.375%, 10.0% and 11.5% Senior Notes.  These amounts were recorded in our results of operations for fiscal 2015 as a component of loss on extinguishment of debt in our Consolidated Statements of Operations.

In conjunction with the amendments to our Credit Agreement in fiscal 2014 and 2013, we evaluated each refinancing transaction in accordance with ASC 470-50-40, Debt—Modifications and Extinguishments—Derecognition, to determine if the refinancing of the applicable term loans were modifications or extinguishments of the original term loans.  Each lender involved in the applicable amendments’ refinance was analyzed to determine if their participation in the refinancing should be accounted for as a modification or an extinguishment.  As a result of our assessment, the participation of certain lenders was determined to be modifications and applicable amounts of the unamortized deferred financing fees continue to be capitalized and amortized over the term of the refinanced debt.   In fiscal 2014 and 2013 we capitalized an additional $12.1 million and $27.6 million of fees paid to creditors as deferred financing fees related to the modifications.  These fees also include costs associated with lenders participating in the financing for the first time.  These amounts have been reflected as cash flows from financing activities on our Consolidated Statements of Cash Flows. For the remaining lenders, a discounted cash flow analysis was performed to determine if their participation had substantially changed.  The lenders who chose not to participate in the applicable amendments’ refinance, and those lenders whose participation substantially changed, were determined to be extinguishments. As a result, in fiscal 2014 and 2013, $5.2 million and $1.3 million, respectively, of the unamortized balance of the applicable deferred financing fees and debt discounts were expensed and recorded in our results of operations as a component of loss on extinguishment of debt in our Consolidated Statements of Operations.  In addition, in fiscal 2014 and 2013 we expensed $20.9 million and $11.9 million, respectively, in third-party costs incurred related to the modifications which were included in acquisition-related and other costs in our Consolidated Statements of Operations.

In addition, we have recorded debt discounts, net of premiums and accumulated amortization, of $15.8 million and $37.4 million as a direct reduction of the carrying amount of our long-term debt as of April 30, 2015, and May 31, 2014, respectively.

Loss on Extinguishment of Debt

In fiscal 2015, we recorded a loss on extinguishment of debt of $172.4 million related to the refinancing of our 9.375%, 10.0% and 11.5% Senior Notes in the fourth quarter of fiscal 2015 as discussed above. This amount includes $134.7 million in applicable redemption premiums on our existing senior notes, $32.0 million related to the net book value of deferred financing fees written off, $2.8 million in unamortized debt discounts related to the existing notes written off, and $2.9 million in other costs incurred in connection with the repayment of our existing senior notes.

The $5.2 million loss on extinguishment of debt recorded in fiscal 2014 related to the Second and Fourth Amendments to our Credit Agreement, refinancing certain of our then outstanding term loans. This amount represents the net book value of deferred financing fees written off in connection with these refinancing transactions for those lenders whose participation was treated as an extinguishment rather than a modification of the related debt.

The $1.8 million loss on extinguishment of debt recorded in fiscal 2013 related to the First Amendment to our Credit Agreement, refinancing certain of our then outstanding term loans. This amount represents the net book value of deferred financing fees written off in connection with this refinancing transaction for those lenders whose participation was treated as an extinguishment rather than a modification of debt as well as other costs incurred.

Affiliate Company Borrowings

In addition to the debt held by Infor and its subsidiaries discussed above, certain affiliates of the Company have other borrowings which are not reflected in our Consolidated Financial Statements for any of the periods presented.  These affiliate company borrowings are described below.

Holding Company PIK Notes

On April 8, 2014, Infor Software Parent, LLC (HoldCo), an indirect holding company of Infor, and its direct subsidiary Infor Software Parent, Inc., issued $750.0 million in aggregate principal amount of 7.125%/7.875% Senior Contingent Cash Pay Notes (the HoldCo Notes) with net proceeds, after expenses, of  approximately $737.8 million. The HoldCo Notes mature on May 1, 2021, and bear interest at the applicable rates per annum set forth below that is payable semi-annually in arrears, on May 1, and November 1, each year, beginning on November 1, 2014.

Interest is payable entirely in cash, unless certain conditions are satisfied, in which case interest on the HoldCo Notes may be paid by increasing the principal amount of the HoldCo Notes or by issuing new notes (PIK interest), or through a combination of cash and PIK interest. Interest on the notes, if paid in cash, will accrue at a rate of 7.125% per annum.  PIK interest on the notes will accrue at a rate of 7.875% per annum. As of April 30, 2015, the total balance outstanding related to the HoldCo Notes was $750.0 million. We may from time-to-time service interest payments related to the HoldCo Notes. Any payment of interest that we may pay will be funded primarily through dividend distributions from Infor to HoldCo. In the second and fourth quarters of fiscal 2015, HoldCo elected to pay interest due related to the HoldCo notes in cash and we funded,  or accrued for the funding of, the interest payments primarily through dividend distributions from Infor to HoldCo.  See Note 21, Related Party Transactions – Dividends Paid to Affiliates.

The HoldCo Notes are HoldCo’s general unsecured senior obligations and are guaranteed only by HoldCo’s direct subsidiary, Lux Bond Co, and are not guaranteed by any of HoldCo’s other subsidiaries including Infor. The HoldCo Notes rank equally in right of payment with any future unsecured indebtedness of HoldCo, will be effectively subordinated to any future secured indebtedness of HoldCo to the extent of the value of the collateral securing such indebtedness, and will be structurally subordinated to all of the existing and future indebtedness and other liabilities of HoldCo’s subsidiaries, including Infor’s borrowings under its senior secured credit facilities and Infor’s existing notes.

Proceeds from the sale of the HoldCo Notes were used to repay the outstanding balance of the Lux PIK Term Loan of $166.8 million, to make a $565.5 distribution to HoldCo equityholders, to pay a call premium and accrued interest related to the Lux PIK Term Loan, and to pay related transaction fees and expenses.

Parent Company PIK Term Loan

Lux Bond Co, our direct parent company, had debt in respect of a term loan (the Lux PIK Term Loan) under the Holdco PIK Term Loan Agreement, dated March 2, 2007, and amended pursuant to the First Amendment thereto, dated as of April 5, 2012.

 The Lux PIK Term Loan bore interest at a fixed rate of 13.375% per annum and accrued quarterly. Accrued but unpaid interest was to be added to the principal balance. At the election of Lux Bond Co, interest for a quarter could have been paid in cash and the fixed rate reduced by 50 basis points per annum for that quarter. For fiscal 2013 and in the second and third quarters of fiscal 2014, Lux Bond Co elected to pay the quarterly interest in cash and we funded the applicable Lux PIK Term Loan interest payments primarily through affiliate loans to Lux Bond Co.  See Note 21, Related Party Transactions – Due to/from Affiliate.  On April 8, 2014, the outstanding balance of the Lux PIK Term Loan, including accrued interest, was repaid with the proceeds of the HoldCo Notes discussed above. No amounts were outstanding as of April 30, 2015, or May 31, 2014.